GS Mortgage-Backed Securities Trust 2024-PJ6

Exhibit 99.2 - Schedule 2

Primary Servicer	Servicing Fee - Percentage	Servicing Fee - Flat Dollar	Servicing Advance Methodology	Originator	Loan Group	Loan Number	Amortization Type	Lien Position	HELOC Indicator	Loan Purpose	Cash Out Amount	Total Origination and Discount Points	Covered/High Cost Loan Indicator	Relocation Loan Indicator	Broker Indicator	Channel	Escrow Indicator	Senior Loan Amount	Loan Type of Most Senior Lien	Hybrid Period of Most Senior Lien	Neg Am Limit of Most Senior Lien	Junior Mortgage Balance	Origination Date of Most Senior Lien	Origination Date	Original Loan Amount	Original Interest Rate	Original Amortization Term	Original Term to Maturity	First Payment Date of Loan	Interest Type Indicator	Original Interest Only Term	Buy Down Period	HELOC Draw Period	Current Loan Amount	Current Interest Rate	Current Payment Amount Due	Interest Paid Through Date	Current Payment Status	Index Type	ARM Look-Back Days	Gross Margin	ARM Round Flag	ARM Round Factor	Initial Fixed Rate Period	Initial Interest Rate Cap (Change Up)	Initial Interest Rate Cap (Change Down)	Subsequent Interest Rate Reset Period	Subsequent Interest Rate (Change Down)	Subsequent Interest Rate Cap (Change Up)	Lifetime Maximum Rate	Lifetime Minimum Rate	Negative Amortization Limit	Initial Negative Amortization Recast Period	Subsequent Negative Amortization Recast Period	Initial Fixed Payment Period	Subsequent Payment Reset Period	Initial Periodic Payment Cap	Subsequent Periodic Payment Cap	Initial Minimum Payment Reset Period	Subsequent Minimum Payment Reset Period	Option ARM Indicator	Options at Recast	Initial Minimum Payment	Current Minimum Payment	Prepayment Penalty Calculation	Prepayment Penalty Type	Prepayment Penalty Total Term	Prepayment Penalty Hard Term	Primary Borrower ID	Number of Mortgaged Properties	Total Number of Borrowers	Self-employment Flag	Current 'Other' Monthly Payment	Length of Employment: Borrower	Length of Employment: Co-borrower	Years in Home	FICO Model Used	Most Recent FICO Date	Primary Wage Earner Original FICO: Equifax	Primary Wage Earner Original FICO: Experian	Primary Wage Earner Original FICO: TransUnion	Secondary Wage Earner Original FICO: Equifax	Secondary Wage Earner Original FICO: Experian	Secondary Wage Earner Original FICO: Transunion	Most Recent Primary Borrower FICO	Most Recent Co-Borrower FICO	Most Recent FICO Method	Vantage Score: Primary Borrower	Vantage Score: Co-borrower	Most Recent Vantage Score Method	Vantage Score Date	Credit Report: Longest Trade Line	Credit Report: Maximum Trade Line	Credit Report: Number of Trade Lines	Credit Line Usage Ratio	Most Recent 12-month Pay History on Subject	Months Bankruptcy	Months Foreclosure	Primary Borrower Wage Income	Co-Borrower Wage Income	Primary Borrower Other Income	Co-Borrower Other Income	All Borrower Wage Income	All Borrower Total Income	4506-T Indicator	Borrower Income Verification Level	Co-borrower Income Verification	Borrower Employment Verification	Co-borrower Employment Verification	Borrower Asset Verification	Co-borrower Asset Verification	Liquid / Cash Reserves	Monthly Debt All Borrowers	Fully Indexed Rate	Qualification Method	Percentage of Down Payment from borrower own funds	City	State	Postal Code	Property Type	Occupancy	Sale Price	Original Appraised Property Value	Original Property Valuation Type	Original Property Valuation Date	Original Automated Valuation Model (AVM) Model Name	Original AVM Confidence Score	Most Recent Property Value	Most Recent Property Valuation Type	Most Recent Property Valuation Date	Most Recent AVM Model Name	Most Recent AVM FSD	Most Recent AVM Confidence Score	Original CLTV	Original LTV	Original Pledged Assets	Mortgage Insurance Company Name	Mortgage Insurance Percent	MI: Lender or Borrower Paid?	Pool Insurance Co. Name	Pool Insurance Stop Loss %	MI Certification Number	Updated DTI (Front-end)	Updated DTI (Back-end)	Modification Effective Payment Date	Total Capitalized Amount	Total Deferred Amount	Pre-Modification Interest (Note) Rate	Pre-Modification P&I Payment	Pre-Modification Initial Interest Rate Change Downward Cap	Pre-Modification Subsequent Interest Rate Cap	Pre-Modification Next Interest Rate Change Date	Pre-Modification I/O Term	Forgiven Principal Amount	Forgiven Interest Amount	Number of Modifications	Real Estate Interest	Community Ownership Structure	Year of Manufacture	HUD Code Compliance Indicator (Y/N)	Gross Manufacturer's Invoice Price	LTI (Loan to Invoice) Gross	Net Manufacturer's Invoice Price	LTI (Net)	Manufacturer's Name	Model Name	Down Payment Source	Community/Related Party Lender (Y/N)	Defined Underwriting Criteria (Y/N)	Chattel Indicator	Clayton Initial DTI	Originator DTI	ATR/QM Status	Violates Qualified Mortgage Threshold?	Lender's QM Method	Non-QM Program	QM Guidelines	QM DTI	ATR DTI	Site Condo?	HCLTV	HELOC High Combined Loan Amount	Covered / High Cost / Home Loan Detail	Borrower 1 Employment Status	Borrower 2 Employment Status	Borrower 3 Employment Status	Borrower 4 Employment Status	Borrower 2 Guarantor	Borrower 3 Guarantor	Borrower 4 Guarantor	Clayton Qualifying DTI (Back)
9999999			99	9999999	UNK	D2ADBA7B-0C5D-4305-A51C-827317D9B8FA	1	1	0	7		5800.00	0	0	0	1	4							XXXX	1160000.00	0.033750	360	360	XXXX	2	0	0																													0				0					3	2	0	789.99	25.17			1	20211012	816	788	820	796	770	795	816	795	3					161	32200.00	5	0.180000				22825.24	0.00	14251.16	0.00	22825.24	37076.40	1	5	1	3	1	4	2	1166324.28	11292.86		98	1.000000	XXXX	ID	XXXX	7	1	XXXX	XXXX	3	XXXX			1450000.00	9	20211026				0.800000	0.800000	0.00	0																																		0.304584	0.263200	QM: Safe Harbor (APOR)	No	QM APOR Threshold	No	XXXX	0.304584	0.304584	99				Wage Earner	Not Employed						0.304584